Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Financial instruments
Financial liabilities	€ 495,297	€ 577,603
Non-current deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	3,624	5,186
Net investment in sublease-non-current | Financial assets, at amortized cost
Financial instruments
Financial assets	9,751
Prepaid expenses
Financial instruments
Financial assets	5,365
Prepaid expenses | No category in accordance with IFRS 9
Financial instruments
Financial assets	5,365
Non-current financial assets - Treasury Investments | Financial assets, at amortized cost
Financial instruments
Financial assets	125,000
Non-current financial assets - Treasury Investments | Financial assets, at amortized cost | Level 2
Financial instruments
Financial assets, at fair value	125,000
Trade and other receivables | Financial assets, at amortized cost
Financial instruments
Financial assets	41,655	96,676
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	283,792	603,593
Cash and cash equivalents | Cash and cash equivalents measured at FVTPL
Financial instruments
Financial assets	33,910
Cash and cash equivalents | Cash and cash equivalents measured at FVTPL | Level 1
Financial instruments
Financial assets, at fair value	33,910
Other assets
Financial instruments
Financial assets	196,214	134,766
Other assets | No category in accordance with IFRS 9
Financial instruments
Financial assets	117,829	92,880
Deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	34	28
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	74,481	41,858
Net investment in sublease - current | Financial assets, at amortized cost
Financial instruments
Financial assets	3,870
Non-current lease liabilities
Financial instruments
Financial liabilities	145,741	176,718
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	145,741	176,718
Non-current other liabilities
Financial instruments
Financial liabilities	947	364
Non-current other liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	947	364
Liabilities to banks | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities		10,000
Tax liabilities
Financial instruments
Financial liabilities	12,457	2,764
Tax liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	12,457	2,764
Current lease liabilities
Financial instruments
Financial liabilities	33,315	32,085
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	33,315	32,085
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	239,491	285,722
Current other liabilities
Financial instruments
Financial liabilities	348,932	346,835
Current other liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	272,183	263,757
Other financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	€ 76,749	€ 83,078